Fair Value Measurement - Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 38	$ 36
Total	(162)	(92)
Fair value of borrowings	20,997	25,874
Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	10
Derivative Liability	(410)	(122)
Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	469	403
Derivative Liability	(274)	(427)
Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	15	8
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	38	36
Total	38	36
Fair value of borrowings	0	0
Level 1 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 1 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 1 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Total	(200)	(128)
Fair value of borrowings	19,826	23,110
Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	10
Derivative Liability	(410)	(122)
Level 2 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	469	403
Derivative Liability	(274)	(427)
Level 2 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	15	8
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Total	0	0
Fair value of borrowings	1,171	2,764
Level 3 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 | Foreign exchange
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0	0
Derivative Liability	0	0
Level 3 | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 0	$ 0